BUSINESS COMBINATION - Purchase price, fair values assigned to the assets acquired and liabilities assumed (Details) - RUB (₽) ₽ in Millions		12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021
Analysis of cash flows from the acquisition:
Acquisition of a subsidiary, net of cash acquired		₽ (1,651)
N1.ru LLC
Assets
Customer base	₽ 753
Trademarks	254
Other intangible assets	39
Right-of-use assets	18
Property and equipment	7
Cash and cash equivalents	134
Other assets	49
Total assets	1,254
Liabilities
Contract liabilities	(21)
Trade and other payables	(51)
Lease liabilities	(18)
Deferred tax liabilities	(130)
Other liabilities	(34)
Total liabilities	(254)
Total identifiable net assets at fair value	1,000
Goodwill arising from the acquisition	785
Purchase consideration transferred	1,785
Analysis of cash flows from the acquisition:
Net cash acquired with the subsidiary (included in cash flows from investing activities)	134
Cash paid	(1,785)
Acquisition of a subsidiary, net of cash acquired	₽ (1,651)